Provisions (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Carrying amount	$ 320,433	$ 279,386	$ 314,919
Legal Proceedings Provision Tax [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	(6,986)	(1,118)
Provisions	12,903	8,222
Carrying amount	5,917	7,104
Legal Proceedings Provision Labor [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	(744)	(985)
Provisions	25,812	18,394
Carrying amount	25,068	17,409
Legal Proceedings Provision Civil [Member]
IfrsStatementLineItems [Line Items]
Provisions	460	2,064
Carrying amount	460	2,064
Legal Proceedings Provision Environmental [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	(10)
Provisions	22,036	19,055
Carrying amount	22,026	19,055
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Judicial deposits	(7,740)	(2,103)
Provisions	61,211	47,735
Carrying amount	$ 53,471	$ 45,632